Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity File Number	001-35558
Entity Registrant Name	Cardiff Oncology, Inc.
Entity Central Index Key	0001213037
Entity Tax Identification Number	27-2004382
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11055 Flintkote Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	952-7570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CRDF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false